Employee Benefit Plans - Annual Returns on Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Expected long-term rate of return on plan assets (in percent)	6.75%	6.75%	6.75%
Annual returns on plan assets (in percent)	(17.00%)	22.10%	19.70%	25.80%	(6.20%)
Defined benefit, expected income in next fiscal year	$ (0.2)
Defined benefit, expected expense current fiscal year	$ 0.5